Shareholder Report	7 Months Ended	12 Months Ended
	Nov. 19, 2024	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2024
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		AMERICAN BEACON SELECT FUNDS
Entity Central Index Key		0001096012
Entity Investment Company Type		N-1A
Document Period End Date		Apr. 30, 2025
C000257150
Shareholder Report [Line Items]
Fund Name		Ionic Inflation Protection ETF
Trading Symbol		CPII
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about American Beacon Ionic Inflation Protection ETF for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 833-471-3562.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		833-471-3562
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ionic Inflation Protection ETF	$71	0.70%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The ETF returned 2.81% for the twelve months ended April 30, 2025, compared to the Bloomberg US Aggregate Bond Index return of 8.02%.

• The bond market had positive returns over the period despite spikes in market volatility, largely driven by concerns with inflation, as well as uncertainty surrounding U.S. trade policy.

• The investment objective of the Fund is to provide capital appreciation in elevated and rising inflationary environments. Over the 12 months ended April 2025, the Consumer Price Index for All Urban Consumers increased 2.3% on a non-seasonally adjusted basis.

• The Fund benefited from its allocation in U.S. Treasury Inflation-Protected Securities (“TIPS”) which skewed the Fund towards quality and a defensive positioning.

Performance Past Does Not Indicate Future [Text]		Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	CPII	Bloomberg US Aggregate Bond Index
06/2022	$10,000	$10,000
06/2022	$10,018	$10,100
07/2022	$10,168	$10,346
08/2022	$10,216	$10,054
09/2022	$10,038	$9,620
10/2022	$10,350	$9,495
11/2022	$10,125	$9,844
12/2022	$10,129	$9,800
01/2023	$9,867	$10,101
02/2023	$10,122	$9,840
03/2023	$10,158	$10,090
04/2023	$10,089	$10,151
05/2023	$10,068	$10,041
06/2023	$10,144	$10,005
07/2023	$10,275	$9,998
08/2023	$10,262	$9,934
09/2023	$10,474	$9,682
10/2023	$10,629	$9,529
11/2023	$10,387	$9,960
12/2023	$10,312	$10,342
01/2024	$10,438	$10,313
02/2024	$10,607	$10,167
03/2024	$10,600	$10,261
04/2024	$10,899	$10,002
05/2024	$10,791	$10,172
06/2024	$10,758	$10,268
07/2024	$10,622	$10,508
08/2024	$10,600	$10,659
09/2024	$10,647	$10,802
10/2024	$10,848	$10,534
11/2024	$10,831	$10,645
12/2024	$10,937	$10,471
01/2025	$11,074	$10,526
02/2025	$11,086	$10,758
03/2025	$11,191	$10,762
04/2025	$11,246	$10,804

Average Annual Return [Table Text Block]
HEADER	1 Year	Since Inception (6/28/22)
CPIIFootnote Reference1	2.81%	4.07%
Bloomberg US Aggregate Bond Index	8.02%	2.76%

Performance Inception Date		Jun. 28, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Apr. 30, 2024
AssetsNet		$ 10,224,317
Holdings Count | Holding		9
Advisory Fees Paid, Amount		$ 88,214
InvestmentCompanyPortfolioTurnover		114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,224,317
# of Portfolio Holdings	9
Portfolio Turnover Rate	114%
Total Management Fees Paid	$88,214

Holdings [Text Block]

Asset Allocation - % Investments

U.S. Treasury Obligations	97.8
Investment Companies	1.4
Interest Rate Swaptions	1.1
Inflation Swap	(0.3)

Largest Holdings [Text Block]

 Top Holdings - % Net Assets

U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 7/15/2026	12.9
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 10/15/2025	12.6
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 4/15/2027	12.5
U.S. Treasury Inflation-Indexed Notes, 0.375%, Due 7/15/2025	12.4
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 4/15/2026	12.1
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 10/15/2026	11.9
U.S. Treasury Inflation-Indexed Notes, 0.625%, Due 1/15/2026	11.4
U.S. Treasury Inflation-Indexed Notes, 0.375%, Due 1/15/2027	11.0
2-Year Interest Rate Swap, 5.220%, Due 1/13/2027	0.6
2-Year Interest Rate Swap, 5.220%, Due 1/13/2027	0.4

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025  at www.americanbeaconfunds.com/literature or upon request at 833-471-3562.

On November 19, 2024, the Board of Trustee approved the adoption of January 31 as the fiscal year end for the American Beacon Ionic Inflation Protection ETF (the “Ionic ETF”). The first full cycle of the fiscal year reporting will begin February 1, 2026. As a result of the change, the Ionic ETF will have a January 31 fiscal transition period, the results of which are reported in the Semi-Annual Financial Statements Report for the period ended July 31, 2025.

Material Fund Change Strategies [Text Block]

On November 19, 2024, the Board of Trustee approved the adoption of January 31 as the fiscal year end for the American Beacon Ionic Inflation Protection ETF (the “Ionic ETF”). The first full cycle of the fiscal year reporting will begin February 1, 2026. As a result of the change, the Ionic ETF will have a January 31 fiscal transition period, the results of which are reported in the Semi-Annual Financial Statements Report for the period ended July 31, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025  at www.americanbeaconfunds.com/literature or upon request at 833-471-3562.

This is a summary of certain changes to the Fund since April 30, 2024.
Accountant Change Statement [Text Block]

On November 19, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Select Funds (the “Trust”) recommended and approved the decision to replace Cohen & Company, Ltd. (“Cohen & Co”) as the independent registered public accounting firm for the American Beacon Ionic Inflation Protection ETF (the “Ionic ETF”). During the fiscal periods ended April 30, 2024 and April 30, 2023 (the “Covered Period”) and through April 11, 2025 (the "Reorganization Date"), there were no disagreements with Cohen & Co on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of Cohen & Co, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended April 30, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ionic ETF or the Board with the performance of the Ionic ETF’s prior independent registered public accounting firm, Cohen & Co.

Accountant Change Date	Nov. 19, 2024